UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:




       /s/PETER W. MAY              New York, New York            2/12/10
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:              27
                                               -------------

Form 13F Information Table Value Total:          $1,659,344
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.






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                                               FORM 13F INFORMATION TABLE
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



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

Wendys Arbys Group Inc.     COM        950587105   350,361   74,703,830     SH           Defined       1,2,3,4       74,703,830

Heinz HJ Co.                COM        423074103   231,867    5,422,523     SH           Defined       1,2,3,4        5,422,523

Tiffany & Co. NEW           COM        886547108   340,602    7,920,981     SH           Defined       1,2,3,4        7,920,981

Trian Acquisition I Corp.   COM        89582E108    50,502    5,132,302     SH           Defined       1,2,3,4        5,132,302

Trian Acquisition I Corp.   W Exp      89582E116    24,877    2,528,116     SH           Defined       1,2,3,4        2,528,116
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207     7,023      712,975     SH           Defined       1,2,3,4          712,975
                            99/99/9999

Dr Pepper Snapple
   Group Inc.               COM        26138E109   143,383    5,066,543     SH           Defined       1,2,3,4        5,066,543

Legg Mason Inc.             COM        524901105   283,138    9,387,856     SH           Defined       1,2,3,4        9,387,856

Sapphire Industrials Corp   COM        80306T109       362       36,069     SH           Defined       1,2,3,4           36,069

SPDR TR                 UNIT SER 1     78462F103    43,473      390,100     SH    Put    Defined       1,2,3,4          390,100

SPDR TR                 UNIT SER 1     78462F103    16,326      146,500     SH    Call   Defined       1,2,3,4          146,500

Willis Group Holdings Ltd.   SHS       G96655108       636       24,100     SH    Call   Defined       1,2,3,4           24,100

Bank of America         UNIT
     Corporation        99/99/9999     060505419    24,105    1,615,642     SH           Defined       1,2,3,4        1,615,642

IShares TR Index        Russell 2000   464287655    15,229      243,900     SH    Put    Defined       1,2,3,4          243,900

Safeway Inc.            COM NEW        786514208    30,453    1,430,400     SH    Call   Defined       1,2,3,4        1,430,400

Kraft Foods Inc.        CL A           50075N104    14,049      516,900     SH    Call   Defined       1,2,3,4          516,900

Philip Morris Intl Inc. COM            718172109    56,382    1,170,000     SH    Call   Defined       1,2,3,4        1,170,000

Boise Inc.              COM            09746Y105       965      181,707     SH           Defined       1,2,3,4          181,707

Time Warner Inc.        COM NEW        887317303     3,902      133,915     SH           Defined       1,2,3,4          133,915

Viacom Inc. NEW         CL B           92553P201     2,566       86,311     SH           Defined       1,2,3,4           86,311

Viacom Inc. NEW         CL B           92553P201     1,451       48,800     SH    Call   Defined       1,2,3,4           48,800

Banco Santander
    Brasil S.A.         ADS Rep 1 Unit 05967A107     2,044      146,600     SH    Call   Defined       1,2,3,4          146,600

Career Education Corp.  COM            141665109       457       19,600     SH    Call   Defined       1,2,3,4           19,600

Covidien Plc            SHS            62554F105     4,684       97,800     SH    Call   Defined       1,2,3,4           97,800

Dollar Tree Inc.        COM            256746108     4,719       97,700     SH           Defined       1,2,3,4           97,700

IShares Inc.            MSCI Australia 464286103     2,901      127,000     SH           Defined       1,2,3,4          127,000

SPDR Gold Trust         Gold SHS       78463V107     2,887       26,900     SH           Defined       1,2,3,4           26,900


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